CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 8,503,232	$ 7,505,061	$ 35,409,992	$ 14,551,695
COST OF REVENUES	8,047,857	5,464,794	25,421,159	10,735,064
GROSS PROFIT	455,375	2,040,267	9,988,833	3,816,631
OPERATING EXPENSES:
Selling, general and administrative	2,414,558	1,905,504	10,325,631	4,233,374
Impairment loss			2,344,420
Bad debt expense	289,553		196,421	162,243
Total operating expenses	2,704,111	1,905,504	12,866,472	4,395,617
INCOME (LOSS) FROM OPERATIONS	(2,248,736)	134,763	(2,877,639)	(578,986)
OTHER INCOME (EXPENSE)
Loss on debt conversion			(11,063)
Loss on extinguishment of liability				(96,297)
Acquisition expenses			(175,945)	(17,000)
Interest expense, net	(778,545)	(139,810)	(4,744,776)	(399,494)
NET LOSS BEFORE INCOME TAXES	(3,027,281)	(5,047)	(7,809,423)	(1,091,777)
(PROVISION) BENEFIT FOR INCOME TAXES
Deferred			5,639,233
Current	(103,321)	(19,804)	(224,863)	(106,357)
NET LOSS	(3,130,602)	(24,851)	(2,395,053)	(1,198,134)
DEEMED DIVIDEND			(720,424)
CUMULATIVE DIVIDEND	(72,250)		(205,078)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (3,202,852)	$ (24,851)	$ (3,320,555)	$ (1,198,134)
BASIC AND DILUTED EARNINGS PER COMMON SHARE
Basic net income (loss) per share	$ (0.06)	$ 0.00	$ (0.07)	$ (0.03)
Weighted average shares outstanding-Basic and Diluted	56,492,134	44,558,106	50,962,165	44,458,141